Related parties	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors.
Services provided by the Company to related parties
The Company provides registered office and other simple administrative services to three subsidiaries of ATH. The amounts invoiced for the three and six months ended June 30, 2021 and recovered through G&A expenses, amounted to KUSD 1 and KUSD 2, respectively (three and six months ended June 30, 2020: KUSD 2).
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three and six months ended June 30, 2021, the Company incurred KUSD 790 of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations.
Key management compensation
The compensation of key management is shown below:

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2021	2020	2021	2020
Salaries and other short-term employee costs	1,969	1,666	4,001	3,254
Pension costs	106	107	240	256
Share-based compensation expense	8,604	6,025	13,821	7,599
Other compensation	9	22	22	83
Total	10,688	7,820	18,084	11,192